LOSS PER SHARE	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
LOSS PER SHARE
LOSS PER SHARE

6. LOSS PER SHARE

The Company calculates earnings per share in accordance with ASC 260, “Earnings Per Share,” which requires a dual presentation of basic and diluted earnings per share. Basic earnings per share are computed using the weighted average number of shares outstanding during the fiscal year. Dilutive earnings per share is computed on the basis of the weighted average number of shares plus potentially dilutive common shares which would consist of stock options outstanding (using the treasury method), which was none since the Company had net losses and any additional potential shares would be antidilutive.

The following table sets forth the computation of basic and diluted net income per common share:

	Three months period ending March 31, 2024	Three months period ending March 31, 2023

Net loss	$(165,878)	$(164,839)
Dividends	-	-

Adjusted net income (loss) attribution to stockholders	$(165,878)	$(164,839)

Weighted-average shares of common stock outstanding
Basic and Diluted	14,482,430	14,482,430

Net income (loss) attribute to shareholders per share
Basic and Diluted	$(0.01)	$(0.01)

6. EARNINGS PER SHARE

The Company calculates earnings per share in accordance with ASC 260, “Earnings Per Share,” which requires a dual presentation of basic and diluted earnings per share. Basic earnings per share are computed using the weighted average number of shares outstanding during the fiscal year. Dilutive earnings per share is computed on the basis of the weighted average number of shares plus potentially dilutive common shares which would consist of stock options outstanding (using the treasury method), which was none since the Company had net losses and any additional potential shares would be antidilutive.

The following table sets forth the computation of basic and diluted net income per common share:

	Year Ended December 31, 2023	Year Ended December 31, 2022

Net loss	$(740,012)	$(353,237)
Dividends	-	-

Adjusted net income (loss) attribution to stockholders	$(740,012)	$(353,237)

Weighted-average shares of common stock outstanding
Basic and Diluted	14,482,430	11,917,842

Net income (loss) attribute to shareholders per share
Basic and Diluted	$(0.05)	$(0.03)